Property and Equipment	12 Months Ended
Dec. 31, 2020
Hoya Intermediate, LLC [Member]
Property and Equipment, net
4. P
ROPERTY
AND
E
QUIPMENT
Long-lived asset impairment charges related to property and equipment of $3,670 thousand were recognized for the year ended December 31, 2020, resulting in a full impairment of all property and equipment. The impairment charges are presented in Impairment charges in the Consolidated Statements of Operations and Comprehensive Loss.
The following table summarizes our major classes of property and equipment, net of accumulated depreciation at December 31, 2019 (in thousands):

Leasehold Improvements	$3,721
Computer Equipment	1,901
Furniture and Fixtures	556
Purchased Software	47

Total property and equipment	6,225
Less: accumulated depreciation	2,209

Total property and equipment — net	$4,016

Depreciation expense related to property and equipment was $1,095 thousand and $643 thousand for the years ended December 31, 2019 and 2020, respectively, and is presented in Depreciation and amortization expense in the Consolidated Statements of Operations and Comprehensive Loss. There were no impairment charges for the year ended December 31, 2019.